Non-Current Assets - Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2022
Non-Current Assets - Right-of-Use Assets [Abstract]
Schedule of non-current assets of right-of-use assets
	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Land and buildings - right-of-use	254,409	517,719	172,832
Motor vehicles - right-of-use	172,408	92,478	117,125

	426,817	610,197	289,957

Schedule of reconciliations of the written down values
	Land and	Motor
	Buildings	Vehicle	Total	Total
Consolidated	AUD$	AUD$	AUD$	$

Balance at 1 January 2021	697,234	73,214	770,448	-
Additions	-	42,457	42,457
Depreciation expense	(179,515)	(23,193)	(202,708)

Balance at 31 December 2021	517,719	92,478	610,197
Additions	-	148,815	148,815	20,961
Depreciation expense	(263,310)	(68,885)	(332,195)	(225,676)

Balance at 31 December 2022	254,409	172,408	426,817	289,957